March 14, 2000

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

RE:		Gabelli International Growth Fund, Inc (the "Fund")
		File Nos. 33-79994/811-
08560

Dear Sir or Madam:

	Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification on behalf of the above-referenced Fund, that the two Prospectuses do not differ from those contained in Post-Effective Amendment No. 8 (the "Amendment") to the Fund's Registration Statement on Form N-1A. This Amendment was filed electronically on March 9, 2000 (Accession #0000927405-00-000083).

	If you have any questions, concerning this filing, you may contact the undersigned at (617) 535-0560. Please acknowledge receipt of this transmission via Private Mailbox at FIRSTDATAIN1@EDGAR.wanmail.net.


Very truly yours,


/s/ Nancy R. Rousseau
Nancy R. Rousseau
Regulatory Administrator

cc:	B. Alpert
	J. McKee
	S. Grossman, Esq.
	P. Gilligan
	L. Dowd

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